Share capital (Details 1)	12 Months Ended
	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2015 CAD ($) Number
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	5,378,334	5,243,334	6,589,834
Options outstanding, Weighted average remaining contractual life (years)	2 years 6 months 22 days
Options outstanding, Weighted average exercise price	$ 0.28	$ 0.43	$ 0.72
Number of Options exercisable | Number	3,664,996
Options exercisable, Weighted average exercise price	$ 0.34
Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	6,150,337	4,280,672	6,485,667
Options outstanding, Weighted average remaining contractual life (years)	3 years 1 month 10 days
Options outstanding, Weighted average exercise price	$ 1.27	$ 1.43	$ 2.16
Number of Options exercisable	3,483,665
Options exercisable, Weighted average exercise price	$ 1.17
Range of exercise prices 0.18 - 0.24
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	3,403,334
Options outstanding, Weighted average remaining contractual life (years)	3 years 9 months 4 days
Options outstanding, Weighted average exercise price	$ 0.23
Number of Options exercisable | Number	1,669,996
Options exercisable, Weighted average exercise price	$ 0.24
Range of exercise prices 0.18 - 0.24 | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	673,337
Options outstanding, Weighted average remaining contractual life (years)	2 years 8 months 16 days
Options outstanding, Weighted average exercise price	$ 0.42
Number of Options exercisable	673,337
Options exercisable, Weighted average exercise price	$ 0.42
Range of exercise prices 0.25 - 0.42
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	885,000
Options outstanding, Weighted average remaining contractual life (years)	1 year 18 days
Options outstanding, Weighted average exercise price	$ 0.26
Number of Options exercisable | Number	885,000
Options exercisable, Weighted average exercise price	$ 0.26
Range of exercise prices 0.25 - 0.42 | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	665,000
Options outstanding, Weighted average remaining contractual life (years)	1 year 22 days
Options outstanding, Weighted average exercise price	$ 0.80
Number of Options exercisable	665,000
Options exercisable, Weighted average exercise price	$ 0.80
Range of exercise prices 0.43 - 0.46
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	1,090,000
Options outstanding, Weighted average remaining contractual life (years)	14 days
Options outstanding, Weighted average exercise price	$ 0.46
Number of Options exercisable | Number	1,090,000
Options exercisable, Weighted average exercise price	$ 0.46
Range of exercise prices 0.43 - 0.46 | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	4,000,000
Options outstanding, Weighted average remaining contractual life (years)	4 years 1 month 20 days
Options outstanding, Weighted average exercise price	$ 1.40
Number of Options exercisable	1,333,328
Options exercisable, Weighted average exercise price	$ 1.40
Range of exercise prices 2.01 - 2.35 | Minco Silver Corp [Member]
Disclosure of share capital [Line Items]
Number of Options outstanding | Number	812,000
Options outstanding, Weighted average remaining contractual life (years)	29 days
Options outstanding, Weighted average exercise price	$ 1.70
Number of Options exercisable	812,000
Options exercisable, Weighted average exercise price	$ 1.70